Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Loan to a third party	[1]		¥ 4,308,539
Payroll payable			511,285	465,858
Accrued expenses	[2]		1,385,956	1,580,258
Vehicle payments payable			66,666	134,400
Refundable security deposits			115,000	161,225
Others			54,184	3,065
Total		$ 949,381	¥ 6,441,630	¥ 2,344,806

[1]	The balance represented a loan from a third party, together with accrued interest. On January 6, 2026, the Group entered into a one-year loan agreement with the third party for a principal amount of RMB4,071,060 (US$600,000), bearing interest at a rate of 12% per annum on a simple interest basis. Subsequent to June 30, 2026, the Group fully repaid the outstanding principal balance prior to maturity, and the lender waived all accrued interest.
[2]	The balance primarily consisted of accrued professional service payables for IPO-related professional service expenses as of June 30, 2025 and 2026.